Statements of Consolidated Income (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Net sales	$ 365.4		$ 322.6
Cost of products sold:
Cost of products sold, excluding depreciation, amortization, and other items	295.0		280.9
Depreciation and amortization	6.3		6.3
Selling, administrative, research and development, and general	17.9		15.6
Total costs and expenses	319.2		302.8
Operating income	46.2		19.8
Other (expense) income:
Interest expense	(4.1)		(4.5)
Other income (expense), net	0.7		1.7
Income before income taxes	42.8		17.0
Income tax provision	(16.3)		(6.2)
Net income	$ 26.5		$ 10.8	[1]
Earnings per common share, Basic:
Net income per share (in dollars per share)	$ 1.39		$ 0.57
Earnings per common share, Diluted:
Net income per share (in dollars per share)	$ 1.38		$ 0.57
Weighted-average number of common shares outstanding (in thousands):
Basic	19,059	[2]	18,950	[2]
Diluted	19,161	[2]	19,161	[2]

[1]	Total comprehensive income and components of other comprehensive income (loss) were previously included in the Statement of Stockholders' Equity for interim reporting periods prior to 2012. The Company adopted ASU 2011-05 beginning with the annual period ended December 31, 2011 and presented the Statement of Comprehensive Income as its own separate statement. As such, the Previously Reported amounts in the tables above reflect the changes in the presentation.
[2]	The basic weighted-average number of common shares outstanding during the period excludes unvested share-based payment awards. The diluted weighted-average number of common shares outstanding during the period is calculated using the treasury method.